Related Party Transactions (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Common stock issued for services			$ 25,000
Proceeds from sale of common stock	740,000		130,000
Consulting expense - related parties	65,625	150,375	1,652,087	146,762
Trilogy Capital Stock Purchase Agreement [Member]
Related Party Transaction [Line Items]
Agreement initiation date			Apr. 12, 2012
Proceeds from sale of common stock			2,000
Trilogy Capital Stock Purchase Agreement [Member] | Robert Lee [Member]
Related Party Transaction [Line Items]
Issuance of common stock			1,000,000
Shares issued, price per share			$ 0.001
Trilogy Capital Stock Purchase Agreement [Member] | Alfonso J. Cervantes [Member]
Related Party Transaction [Line Items]
Issuance of common stock			1,000,000
Shares issued, price per share			$ 0.001
Cohen Advisory Agreement [Member]
Related Party Transaction [Line Items]
Agreement initiation date			Jun. 15, 2012
Agreement termination date			Jun. 14, 2013
Common stock issued for services			60,000
Shares issued, price per share			$ 1.00
Total consideration for agreement			120,000
Payment to be made to advisor in shares, value			60,000
Payment to be made to advisor, cash			60,000
Payment to be made to advisor in cash, monthly basis			5,000
Share provision, shares to be issued			60,000
Consulting expense - related parties		15,000	90,000
Due to related party
TRIG Capital Advisory Agreement [Member]
Related Party Transaction [Line Items]
Agreement initiation date			Jul. 16, 2012
Warrants issued to purchase common stock shares (in shares)			1,800,000
Exercise price of warrants (in dollars per share)			2.00
Cash bonus, percentage of franchise price sold			10.00%
Monthly consulting fee			7,000
Monthly consulting fee, period of payment			18 months
Consulting expense - related parties		21,000	84,000
Due to related party	58,451		58,451
Period of eligibility to recieve bonus or fee for sale of franchise or material assets			5 years
Warrant expiration date			Jul. 16, 2017
Trilogy IR Agreement [Member]
Related Party Transaction [Line Items]
Agreement initiation date			Jul. 16, 2012
Monthly consulting fee			10,000
Monthly consulting fee, period of payment			18 months
Engagement fee			25,000
Payment for services received, initial closing			40,000
Payment to be made for services received, final closing			40,000
Consulting expense - related parties		30,000	120,000
Due to related party	50,000		50,000
Villard Advisory Agreement [Member]
Related Party Transaction [Line Items]
Agreement initiation date			Jul. 16, 2012
Agreement termination date			Jun. 30, 2013
Issuance of common stock in exchange for services rendered, shares			22,500
Issuance of common stock			45,000
Shares issued, price per share			$ 0.50
Total consideration for agreement			45,000
Payment to be made to advisor in shares, value			22,500
Payment to be made to advisor, cash			22,500
Payment to be made to advisor in cash, monthly basis			1,875
Share provision, shares to be issued			22,500
Consulting expense - related parties	5,625	5,625	71,250
Due to related party	60,000		54,375
Grandview Advisory Agreement [Member]
Related Party Transaction [Line Items]
Agreement initiation date			Jul. 16, 2012
Monthly consulting fee, period of payment			18 months
Payment for services received, initial closing			40,000
Payment to be made for services received, final closing			40,000
Consulting expense - related parties		30,000	90,000
Due to related party	53,912		106,789
Warrants issued through private placement			330,000
Fair value of warrants issued through private placement			152,978
Period of eligibility to recieve bonus or fee for sale of franchise or material assets			36 months
Grandview Advisory Agreement [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Asset sales, commission payable			2.00%
Grandview Advisory Agreement [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Asset sales, commission payable			10.00%
Clark Group Agreement [Member]
Related Party Transaction [Line Items]
Agreement initiation date			Aug. 15, 2012
Warrants issued to purchase common stock shares (in shares)			500,000
Exercise price of warrants (in dollars per share)			1.00
Consulting expense - related parties	60,000	60,000	425,787
Due to related party	166,668		106,668
Chord Advisors Agreement [Member]
Related Party Transaction [Line Items]
Agreement initiation date			Aug. 15, 2012
Agreement termination date			Jun. 30, 2013
Warrants issued to purchase common stock shares (in shares)			100,000
Exercise price of warrants (in dollars per share)			2.00
Monthly consulting fee			6,250
Monthly consulting fee, period of payment			12 months
Warrant, exercisable term			3 years
Consulting expense - related parties		18,750	12,500
Due to related party